LOANS AND BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS AND BORROWINGS
Mortgage Payable	$ 39,304	$ 48,197
Current loans and borrowings	857	14,320	$ 11,605
Bond
LOANS AND BORROWINGS
Mortgage Payable	39,304	38,170
Galaxy loan
LOANS AND BORROWINGS
Mortgage Payable		9,230
Current loans and borrowings		13,444
Mortgage - Quebec facility
LOANS AND BORROWINGS
Mortgage Payable		797
Current loans and borrowings	837	600
Other loans
LOANS AND BORROWINGS
Current loans and borrowings	$ 20	$ 276